Financial risk management - Metal and input price risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial risk management [Line Items]
Percentage of changes in differences on commodity price recognised in net earnings and other comprehensive income	10.00%
Gold price
Financial risk management [Line Items]
Impact on net loss due to 10 % change in price	$ 62.0	$ 48.6
Copper price
Financial risk management [Line Items]
Impact on net loss due to 10 % change in price	17.0	11.9
Fuel and electricity price
Financial risk management [Line Items]
Impact on net loss due to 10 % change in price	$ 5.9	$ 7.5